Schedule of Depreciation and Amortization Expenses (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses		$ 4	$ 4	$ 59
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses		2	2	45
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses		2	2	14
Other Foreign Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses